As filed with the Securities and Exchange Commission on August 15, 2014

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number (811-05037)

Professionally Managed Portfolios
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Elaine E. Richards
Professionally Managed Portfolios
2020 E. Financial Way, Suite 100
Glendora, CA 91741

(Name and address of agent for service)

(626) 914 - 7363
Registrant's telephone number, including area code

Date of fiscal year end: September 30

Date of reporting period:  June 30, 2014

Item 1. Schedule of Investments.

TCM SMALL CAP GROWTH FUND

SCHEDULE OF INVESTMENTS at June 30, 2014 (Unaudited)

Shares		Value
COMMON STOCKS - 95.6%
Airlines - 0.8%
181,856	Hawaiian Holdings, Inc. *	$2,493,246

Auto Components - 1.8%
70,513	Drew Industries, Inc.	3,526,355
41,737	Gentherm, Inc. *	1,855,210
		5,381,565
Beverages - 0.2%
90,433	REEDS, Inc. *	472,965

Biotechnology - 1.5%
42,245	Cepheid *	2,025,225
24,638	Medivation, Inc. *	1,899,097
25,119	Versartis, Inc. *	704,337
		4,628,659
Building Products - 3.4%
33,747	Apogee Enterprises, Inc.	1,176,420
157,965	Continental Building Products, Inc. *	2,432,661
139,271	Patrick Industries, Inc. *	6,488,636
		10,097,717
Capital Markets - 1.5%
14,295	Affiliated Managers Group, Inc. *	2,936,193
33,143	Financial Engines, Inc.	1,500,715
		4,436,908
Commercial Services & Supplies - 4.6%
118,801	Copart, Inc. *	4,272,084
73,491	Healthcare Services Group, Inc.	2,163,575
91,150	Mobile Mini, Inc.	4,365,174
59,391	US Ecology, Inc.	2,907,189
		13,708,022
Communications Equipment - 1.6%
222,046	Ciena Corp. *	4,809,516

Construction & Engineering - 3.7%
162,443	Dycom Industries, Inc. *	5,086,090
110,308	EMCOR Group, Inc.	4,912,015
35,719	MasTec, Inc. *	1,100,860
		11,098,965
Construction Materials - 1.3%
41,630	Eagle Materials, Inc.	3,924,876

Distributors - 1.6%
79,166	LKQ Corp. *	2,112,941
47,658	Pool Corp.	2,695,536
		4,808,477
Diversified Consumer Services - 1.9%
61,299	Grand Canyon Education, Inc. *	2,817,915
85,749	JTH Holding, Inc. *	2,856,299
		5,674,214

Diversified Telecommunication Services - 0.9%
335,518	8x8, Inc. *	2,710,985

Electrical Equipment - 0.7%
28,539	Power Solutions International, Inc. *	2,053,952

Electronic Equipment, Instruments & Components - 2.0%
171,863	Invensense, Inc. *	3,899,571
65,474	National Instruments Corp.	2,120,703
		6,020,274
Energy Equipment & Services - 2.2%
36,631	Bristow Group, Inc.	2,953,191
18,195	Dril-Quip, Inc. *	1,987,622
30,921	RigNet, Inc. *	1,664,168
		6,604,981
Food Products - 0.8%
70,130	Whitewave Foods Co. *	2,270,108

Health Care Equipment & Supplies - 5.1%
178,301	Endologix, Inc. *	2,711,958
86,518	Insulet Corp. *	3,432,169
142,642	LDR Holding Corp. *	3,567,477
84,285	Trinity Biotech Plc - ADR	1,941,084
115,141	Wright Medical Group, Inc. *	3,615,427
		15,268,115
Health Care Providers & Services - 7.1%
114,911	Brookdale Senior Living, Inc. *	3,831,133
56,634	Centene Corp. *	4,282,097
164,671	ExamWorks Group, Inc. *	5,225,011
49,732	MEDNAX, Inc. *	2,891,916
18,727	MWI Veterinary Supply, Inc. *	2,659,046
46,802	Team Health Holdings, Inc. *	2,337,292
		21,226,495
Health Care Technology - 1.5%
61,533	Medidata Solutions, Inc. *	2,634,228
76,030	Veeva Systems, Inc. *	1,934,963
		4,569,191
Hotels, Restaurants & Leisure - 1.5%
63,645	Kona Grill, Inc. *	1,235,350
40,811	Noodles & Company *	1,403,490
75,802	Texas Roadhouse, Inc.	1,970,852
		4,609,692
Household Durables - 0.7%
186,824	The Dixie Group, Inc. *	1,978,466

Insurance - 2.0%
150,250	Amerisafe, Inc.	6,110,668

Internet Software & Services - 4.2%
142,656	Borderfree, Inc. *	2,363,810
84,397	Dealertrack Technologies, Inc. *	3,826,560
102,180	Global Eagle Entertainment, Inc. *	1,267,032
67,415	Marketo, Inc. *	1,960,428
63,063	WebMD Health Corp. *	3,045,943
		12,463,773
IT Services - 1.7%
86,548	MAXIMUS, Inc.	3,723,295
14,231	Syntel, Inc. *	1,223,297
		4,946,592
Life Science Tools & Services - 1.8%
113,459	ICON Plc *	5,345,054

Machinery - 6.6%
57,914	CLARCOR, Inc.	3,581,981
29,931	Middleby Corp. *	2,475,892
374,397	Mueller Water Products, Inc.	3,234,790
107,785	Navistar International Corp. *	4,039,782
28,000	Proto Labs, Inc. *	2,293,760
80,279	Woodward, Inc.	4,028,400
		19,654,605
Marine - 1.1%
337,174	Baltic Trading Ltd.	2,016,301
195,619	Paragon Shipping, Inc. *	1,156,108
		3,172,409
Media - 1.7%
247,899	The E.W. Scripps Company *	5,245,543

Metals & Mining - 4.0%
32,306	Carpenter Technology Corp.	2,043,355
214,162	Globe Specialty Metals, Inc.	4,450,286
40,402	Haynes International, Inc.	2,286,349
173,159	Horsehead Holding Corp. *	3,161,883
		11,941,873
Multiline Retail - 0.7%
119,255	Tuesday Morning Corp. *	2,125,124

Oil, Gas & Consumable Fuels - 2.3%
111,656	Matador Resources Co. *	3,269,288
64,783	Rosetta Resources, Inc. *	3,553,347
		6,822,635
Personal Products - 1.1%
106,802	Inter Parfums, Inc.	3,155,999

Pharmaceuticals - 1.1%
198,241	Horizon Pharma, Inc. *	3,136,173

Professional Services - 0.7%
57,210	On Assignment, Inc. *	2,034,960

Road & Rail - 3.7%
48,658	Genesee & Wyoming, Inc. *	5,109,090
96,820	Marten Trans Ltd.	2,163,927
259,658	Quality Distribution, Inc. *	3,858,518
		11,131,535

Semiconductors & Semiconductor Equipment - 7.6%
104,123	Diodes, Inc. *	3,015,402
475,212	Integrated Device Technology, Inc. *	7,346,778
69,237	Monolithic Power Systems, Inc.	2,932,187
209,255	PDF Solutions, Inc. *	4,440,391
105,749	Skyworks Solutions, Inc.	4,965,973
		22,700,731
Software - 3.0%
73,481	Bottomline Technologies, Inc. *	2,198,552
29,561	Interactive Intelligence Group, Inc. *	1,659,259
61,068	Materialise NV - ADR*	702,282
48,553	Tableau Software, Inc. *	3,463,285
19,242	Verint Systems, Inc. *	943,820
		8,967,198
Specialty Retail - 3.9%
96,661	Five Below, Inc. *	3,857,741
44,528	Lithia Motors, Inc.	4,188,749
40,525	Restoration Hardware Holdings, Inc. *	3,770,851
		11,817,341
Textiles, Apparel & Luxury Goods - 0.7%
59,839	Kate Spade & Co. *	2,282,259

Trading Companies & Distributors - 1.3%
106,751	H&E Equipment Services, Inc. *	3,879,331

TOTAL COMMON STOCKS
(Cost $236,658,249)		285,781,192

REAL ESTATE INVESTMENT TRUSTS - 0.4%
39,981	Altisource Residential Corp.	1,040,705

TOTAL REAL ESTATE INVESTMENT TRUSTS
(Cost $859,397)		1,040,705

SHORT-TERM INVESTMENTS - 4.1%
Money Market Funds - 4.1%
12,403,140	SEI Daily Income Trust Government Fund - Class B, 0.020%(1)	12,403,140

TOTAL SHORT-TERM INVESTMENTS
(Cost $12,403,140)		12,403,140

TOTAL INVESTMENTS IN SECURITIES - 100.1%
(Cost $249,920,786)		299,225,037
Liabilities in Excess of Other Assets - (0.1)%		(389,789)
TOTAL NET ASSETS - 100.0%		$298,835,248

*	Non-income producing security.
ADR	American Depositary Receipt
(1)	Seven-day yield as of June 30, 2014.

The cost basis of investments for federal income tax purposes at June 30, 2014 was as follows+:

Cost of investments	$250,644,833
Gross unrealized appreciation	54,327,034
Gross unrealized depreciation	(5,746,830)
Net unrealized appreciation	$48,580,204

+Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual report.

TCM SMALL CAP GROWTH FUND
Summary of Fair Value Exposure at June 30, 2014 (Unaudited)

The TCM Small Cap Growth Fund (the "Fund") utilizes various methods to measure the fair value of most of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

• Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
• Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment spreads, credit risk, yield curves, default rates and similar data.
• Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments as of June 30, 2014. See Schedule of Investments for industry breakouts:

Description	Level 1	Level 2	Level 3	Total

Common Stocks	$285,781,192	$-	$-	$285,781,192
Real Estate Investment Trusts	1,040,705	-	-	$1,040,705
Short-Term Investments	12,403,140	-	-	$12,403,140
Total Investments	$299,225,037	$-	$-	$299,225,037

TCM SMALL-MID CAP GROWTH FUND

SCHEDULE OF INVESTMENTS at June 30, 2014 (Unaudited)

Shares		Value
COMMON STOCKS - 97.0%
Airlines - 0.7%
23,799	Hawaiian Holdings, Inc. *	$326,284

Auto Components - 1.8%
11,507	Drew Industries, Inc.	575,465
6,874	Gentherm, Inc. *	305,549
		881,014
Biotechnology - 1.5%
6,900	Cepheid *	330,786
4,185	Medivation, Inc. *	322,580
4,246	Versartis, Inc. *	119,058
		772,424
Building Products - 2.7%
5,714	Apogee Enterprises, Inc.	199,190
25,800	Continental Building Products, Inc. *	397,320
15,695	Patrick Industries, Inc. *	731,230
		1,327,740
Capital Markets - 0.9%
2,301	Affiliated Managers Group, Inc. *	472,625

Commercial Services & Supplies - 6.3%
22,336	Copart, Inc. *	803,203
12,492	Healthcare Services Group, Inc.	367,764
15,499	Mobile Mini, Inc.	742,247
9,944	US Ecology, Inc.	486,759
15,935	Waste Connections, Inc.	773,644
		3,173,617
Communications Equipment - 3.5%
27,120	Ciena Corp. *	587,419
4,347	F5 Networks, Inc. *	484,430
8,142	Palo Alto Networks, Inc. *	682,707
		1,754,556
Construction & Engineering - 3.5%
27,445	Dycom Industries, Inc. *	859,303
10,542	EMCOR Group, Inc.	469,435
6,013	MasTec, Inc. *	185,321
6,961	Quanta Services, Inc. *	240,711
		1,754,770
Construction Materials - 1.3%
6,799	Eagle Materials, Inc.	641,010

Distributors - 1.6%
13,426	LKQ Corp. *	358,340
7,850	Pool Corp.	443,996
		802,336
Diversified Consumer Services - 0.9%
10,181	Grand Canyon Education, Inc. *	468,021

Diversified Telecommunication Services - 0.9%
56,718	8x8, Inc. *	458,281

Electrical Equipment - 1.6%
8,462	AMTEK, Inc.	442,393
4,851	Power Solutions International, Inc. *	349,127
		791,520
Electronic Equipment, Instruments & Components - 2.0%
28,299	Invensense, Inc. *	642,104
10,614	National Instruments Corp.	343,788
		985,892
Energy Equipment & Services - 3.0%
5,897	Bristow Group, Inc.	475,416
2,831	Dril-Quip, Inc. *	309,258
9,343	Oceaneering International, Inc.	729,969
		1,514,643
Food Products - 0.8%
11,531	Whitewave Foods Co. *	373,259

Health Care Equipment & Supplies - 6.3%
29,890	Endologix, Inc. *	454,627
14,708	Insulet Corp. *	583,466
24,131	LDR Holding Corp. *	603,516
8,371	Sirona Dental Systems, Inc. *	690,273
13,863	Trinity Biotech Plc - ADR	319,265
15,604	Wright Medical Group, Inc. *	489,966
		3,141,113
Health Care Providers & Services - 11.6%
1,784	Athenahealth, Inc. *	223,232
18,469	Brookdale Senior Living, Inc. *	615,757
9,306	Catamaran Corp. *	410,953
9,630	Centene Corp. *	728,124
18,921	Envision Healthcare Holdings, Inc. *	679,453
28,039	ExamWorks Group, Inc. *	889,678
3,999	Henry Schein, Inc. *	474,561
8,042	MEDNAX, Inc. *	467,642
3,073	MWI Veterinary Supply, Inc. *	436,335
7,674	Team Health Holdings, Inc. *	383,240
5,367	Universal Health Services, Inc.	513,944
		5,822,919
Health Care Technology - 1.5%
9,722	Medidata Solutions, Inc. *	416,199
12,928	Veeva Systems, Inc. *	329,017
		745,216
Hotels, Restaurants & Leisure - 1.1%
6,723	Noodles & Company *	231,204
12,896	Texas Roadhouse, Inc.	335,296
		566,500
Internet Software & Services - 3.0%
14,301	Dealertrack Technologies, Inc. *	648,407
11,367	Marketo, Inc. *	330,552
10,382	WebMD Health Corp. *	501,451
		1,480,410

IT Services - 1.1%
8,567	MAXIMUS, Inc.	368,552
2,422	Syntel, Inc. *	208,195
		576,747
Life Science Tools & Services - 2.7%
19,217	ICON Plc *	905,313
2,445	Illumina, Inc. *	436,530
		1,341,843
Machinery - 6.8%
9,848	CLARCOR, Inc.	609,099
5,064	Middleby Corp. *	418,894
18,091	Navistar International Corp. *	678,051
6,348	Proto Labs, Inc. *	520,028
5,177	Westinghouse Air Brake Technologies Corp.	427,568
15,000	Woodward, Inc.	752,700
		3,406,340
Marine - 0.7%
54,970	Baltic Trading Ltd.	328,721

Media - 1.7%
39,452	The E.W. Scripps Company *	834,804

Metals & Mining - 3.2%
5,322	Carpenter Technology Corp.	336,616
35,277	Globe Specialty Metals, Inc.	733,056
28,057	Horsehead Holding Corp. *	512,321
		1,581,993
Multiline Retail - 0.7%
20,306	Tuesday Morning Corp. *	361,853

Oil, Gas & Consumable Fuels - 1.9%
5,471	Cheniere Energy, Inc. *	392,271
18,365	Matador Resources Co. *	537,727
		929,998
Personal Products - 1.0%
17,059	Inter Parfums, Inc.	504,093

Pharmaceuticals - 0.4%
1,631	Salix Pharmaceuticals Ltd. *	201,184

Real Estate Management & Development - 1.5%
6,080	Jones Lang Lasalle, Inc.	768,451

Road & Rail - 2.4%
7,836	Genesee & Wyoming, Inc. *	822,780
15,941	Marten Trans Ltd.	356,281
		1,179,061
Semiconductors & Semiconductor Equipment - 8.0%
76,887	Integrated Device Technology, Inc. *	1,188,673
13,344	Lam Research Corp.	901,788
9,805	Monolithic Power Systems, Inc.	415,242
31,800	PDF Solutions, Inc. *	674,796
17,943	Skyworks Solutions, Inc.	842,603
		4,023,102

Software - 2.6%
12,422	Bottomline Technologies, Inc. *	371,666
4,791	Interactive Intelligence Group, Inc. *	268,919
10,343	Materialise NV - ADR*	118,945
8,213	Tableau Software, Inc. *	585,833
		1,345,363
Specialty Retail - 5.0%
16,459	Five Below, Inc. *	656,879
7,551	Lithia Motors, Inc.	710,323
6,643	Restoration Hardware Holdings, Inc. *	618,131
14,621	Urban Outfitters, Inc. *	495,067
		2,480,400
Textiles, Apparel & Luxury Goods - 0.8%
9,847	Kate Spade & Co.*	375,565

TOTAL COMMON STOCKS
(Cost $39,891,294)		48,493,668

REAL ESTATE INVESTMENT TRUSTS - 0.3%
6,447	Altisource Residential Corp.	167,816

TOTAL REAL ESTATE INVESTMENT TRUSTS
(Cost $137,775)		167,816

SHORT-TERM INVESTMENTS - 2.8%
Money Market Funds - 2.8%
1,408,332	SEI Daily Income Trust Government Fund - Class B, 0.020%(1)	1,408,332

TOTAL SHORT-TERM INVESTMENTS
(Cost $1,408,332)		1,408,332

TOTAL INVESTMENTS IN SECURITIES - 100.1%
(Cost $41,437,401)		50,069,816
Liabilities in Excess of Other Assets - (0.1)%		(44,253)
TOTAL NET ASSETS - 100.0%		$50,025,563

*	Non-income producing security.
ADR	American Depositary Receipt
(1)	Seven-day yield as of June 30, 2014.

The cost basis of investments for federal income tax purposes at June 30, 2014 was as follows+:

Cost of investments	$41,581,041
Gross unrealized appreciation	9,532,831
Gross unrealized depreciation	(1,084,056)
Net unrealized appreciation	$8,448,775

+Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual report.

TCM SMALL-MID CAP GROWTH FUND
Summary of Fair Value Exposure at June 30, 2014 (Unaudited)

The TCM Small-Mid Cap Growth Fund (the "Fund") utilizes various methods to measure the fair value of most of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

• Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
• Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment spreads, credit risk, yield curves, default rates and similar data.
• Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments as of June 30, 2014. See Schedule of Investments for industry breakouts:

Description	Level 1	Level 2	Level 3	Total

Common Stocks	$48,493,668	$-	$-	$48,493,668
Real Estate Investment Trusts	167,816	-	-	$167,816
Short-Term Investments	1,408,332	-	-	$1,408,332
Total Investments	$50,069,816	$-	$-	$50,069,816

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Professionally Managed Portfolios

By (Signature and Title)*            /s/ Elaine E. Richards
Elaine E. Richards, President

Date          8/14/14

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*            /s/ Elaine E. Richards
Elaine E. Richards, President

Date          8/14/14

By (Signature and Title)*             /s/  Eric C. VanAndel
 Eric C. VanAndel, Treasurer

Date          8/12/14

* Print the name and title of each signing officer under his or her signature.